Consolidated Statement of Comprehensive Income (Parenthetical) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
Unrealized gains on cash flow hedge-others
Cumulative translation adjustments, net	[1]	$ (814)	$ 10,986
Associates and joint ventures [member]
Unrealized gains on cash flow hedge-others
Cumulative translation adjustments, net		$ (49)	$ (413)

[1]	Includes a loss of US$ 49 (loss of US$ 413 in 2016) of cumulative translation adjustments in associates and joint ventures.